Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Related Party Transactions
33. Related Party Transactions
The following table shows the balances resulting from the relevant transactions with related parties carried out by the Company, except for transactions involving operations in a regulated environment, recorded in accordance with the criteria and definitions established by the regulatory agents.

	Assets		Liabilities		Revenue			Cost / Expense
Related parties / Nature of operation	12.31.2024	12.31.2023	12.31.2024	12.31.2023	12.31.2024	12.31.2023	12.31.2022	12.31.2024	12.31.2023	12.31.2022
Entities with significant influence
State of Paraná
Dividends	—	—	193,265	168,032	—	—	—	—	—	—
Solidarity Energy Program (a)	22,928	22,314	—	—	—	—	—	—	—	—
Programa Tarifa Rural Noturna (a)	—	—	—	—	—	—	—	—	—	—
Employees transferred (b)	342	382	—	—	—	—	—	—	—	—
BNDES and BNDESPAR
Dividends (c)			281,508	212,455	—	—	—	—	—	—
Financing (Note 19)	—	—	1,796,646	1,939,427	—	—	—	(164,478)	(180,030)	(190,881)
Debentures – wind power (Note 20)	—	—	183,225	200,242	—	—	—	(23,509)	(25,036)	(28,085)

Joint ventures
Caiuá Transmissora de Energia (d)	402	326	—	—	4,726	3,860	3,619	—	—	—
Dividends	2,836	2,737	—	—	—	—	—	—	—	—
Integração Maranhense Transmissora - dividends	3,149	739	—	—	—	—	—	—	—	—
Matrinchã Transmissora de Energia - dividends	14,045	14,022	—	—	—	—	—	—	—	—
Guaraciaba Transmissora de Energia - dividends	34,017	44,882	—	—	—	—	—	—	—	—
Paranaíba Transmissora de Energia - dividends	6,635	8,360	—	—	—	—	—	—	—	—
Cantareira Transmissora de Energia - dividends	9,600	10,421	—	—	—	—	—	—	—	—
Mata de Santa Genebra Transmissão (e)	2,299	2,180	—	—	13,638	13,653	19,318	—	—	—
Dividends	11,527	13,837	—	—	—	—	—	—	—	—
Associates
Dona Francisca Energética S.A. (f)	—	—	1,356	1,356	—	—	—	(14,527)	(15,345)	(16,089)
Dividends	54	514	—	—	—	—	—	—	—	—
Foz do Chopim Energética Ltda. (g)	—	301	—	—	1,456	3,570	3,360	—	—	—
Key management staff
Fees and social security charges (Note 29.2)	—	—	—	—	—	—	—	(40,800)	(22,709)	(19,734)
Pension and healthcare plans (Note 21)	—	—	—	—	—	—	—	(1,809)	(1,641)	(1,384)
Other related parties
Fundação Copel
Administrative property rental	—	—	130,483	120,451	—	—	—	(12,211)	(10,091)	(10,713)
Pension and healthcare plans (Note 21)	—	—	1,158,709	1,484,243	—	—	—	—	—	—
Lactec (h)	7	3	468	323	525	462	645	(1,697)	(5,706)	(5,004)
Sanepar (i)	445	19	—	—	12,164	68	485	—	—	—
Sistema Meteorológico do Paraná – Simepar (j)	—	—	649	702	—	—	—	(7,879)	(8,748)	(7,422)
Tecpar (k)	—	—	—	—	2,281	2,030	2,021	—	—	—
Celepar (k)	—	—	—	—	1,148	1,113	719	(6)	(26)	(11)
Assembleia Legislativa do Paraná (k)	—	—	—	—	326	319	300	—	—	—
Portos do Paraná (k)	—	—	—	—	4,114	5,070	5,552	—	—	—
a)Energia Solidária Program, created by state law No. 20.943/2021, replacing the Luz Fraterna Program, establishes the payment of electricity consumption to benefit low-income families, residing in the State of Paraná, whose properties - consumer units - are used exclusively for residential purposes, whether in urban or rural areas, and fulfill the requirements established in articles 2 and 3 of this law.
In March 2018, the amount of R$159,274 was settled. The principal interest, fine and monetary restatement totaled R$158,849. For the collection of these charges on electricity bills for the period of September 2010 to June 2015, monitory action No. 0006254-29.2018.8.16.0004 was filed in November 2018 against the State of Paraná, which is responsible for paying the invoices under the terms of State Law No. 14.087/2003. We highlight that despite the negotiations maintained by Management, seeking to settle the debt, uncertainties still exist regarding the realization of this asset and, therefore, this asset was not recognized, in compliance with the current accounting standards. For the tax treatment, as determined by the Brazilian Federal Revenue Office in the Normative Instruction No. 1,753/2017, the Company has taxed this revenue. The lawsuit between Copel and the State of Paraná is currently before the Paraná Court of Justice, where the parties are seeking a review of the decision that recognized part of the claim. The appeal was heard in October 2023 and the judgment has not yet been published. In April 2023, Copel filed a second lawsuit under No. 0000873-24.2023.8.16.0179 to recover the balance of R$25,936. The Management reinforces that it is making all necessary efforts and taking all appropriate measures to preserve the Company's interests.
b)Reimbursement of wages and social charges for employees transferred to the Paraná State Government. Balances presented are net of expected credit loss.
c)BNDES is the controller of BNDES Participações S.A. - BNDESPAR, which holds shares in Copel (Note 27.1). BNDES and BNDESPAR acquired all the debentures issued by the subsidiaries Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus IV and Ventos de Santo Uriel.
d)Contract for operation and maintenance services provided by Copel GeT, expiring on May 10, 2026.
e)Contracts signed by Copel GeT: operation and maintenance, expiring on January 31, 2028, and facility sharing, expiring on January 1, 2043.
f)Energy purchase and sale contract signed by Copel GeT, maturing on March 31, 2025.
g)Operation and maintenance contracts signed by Copel GeT, maturing on May 31, 2024.
h)The Institute of Technology for Development (Lactec) is a Public Interest Civil Society Organization (Oscip) of which Copel is an associate. Lactec has service and research and development contracts with Copel GeT, FDA and Copel DIS, subject to prior or subsequent control, with the approval of Aneel. Copel COM provides services and sells energy to the Institute.
i)Energy sales contract signed by Copel COM.
j)The Sistema Meteorológico do Paraná - Simepar is a supplementary unit of the Independent Social Service Paraná Technology, linked to the State Department of Science, Technology and Higher Education. Simepar has contracts with Copel for services of weather forecast, meteorological reports, ampacity analysis, mapping and analyses of winds and atmospheric discharges.
k)Energy sales contract signed between Copel COM and the Instituto de Tecnologia do Paraná - Tecpar (a public company of the State Government that supports innovation and economic and social development in Paraná and Brazil), Information Technology Company of Paraná - Celepar (mixed capital company that is part of the indirect administration of the Paraná State Government), Portos do Paraná (port complex that operates as a public company of the State Government, subordinated to the Infrastructure and Logistics Secretary of State) and Assembleia Legislativa do Paraná (legislative assembly of the State).
Copel's direct and indirect subsidiaries have short and long-term energy purchase and sale agreements entered with each other, carried out in accordance with the criteria and definitions of the regulated environment. Both the balances of existing transactions and the balances of commitments are eliminated from each other when preparing the Company's consolidated financial statements.
In addition, as of December 31, 2024, Copel GeT has energy purchase commitments with Dona Francisca amounting to R$15,964 (R$31,971 as of December 31, 2023) and Copel COM has energy sales commitments signed with agencies and / or entities connected to the Paraná State Government, including Sanepar, amounting to R$201,272 (R$216,029 as of December 31, 2023).
For key management personnel, in addition to the short-term benefits shown in the table above, the Long-Term Incentive Plan (ILP) described in Note 27.6 has been established.
33.1. Guarantees awarded to related parties
Sureties and guarantees granted by Copel to its subsidiaries for financing and debentures are informed in Notes 19 and 20 of these financial statements.
The total amount of financial guarantees provided by Copel as of December 31, 2024, in the form of corporate guarantee letter, for power purchase and transport agreements made by Copel GeT and its subsidiaries, is R$4,261 (R$4,492 as of December 31, 2023) and by Copel COM (Copel Mercado Livre) is R$495,653 (R$602,520 as of December 31, 2023).
Sureties and guarantees granted by Copel and Copel GeT for financing, and debentures of joint ventures are reported below:

Company		Operation	Final maturity	Amount approved	Balance (a)	Interest %
(1)	Caiuá Transmissora	Financing BNDES	02.15.2029	84,600	12,827	49.00
(2)	Cantareira Transmissora	Debentures	08.15.2032	100,000	78,456	49.0
(3)		Financing	09.15.2032	426,834	324,713
(4)	Guaraciaba Transmissora	Financing BNDES	01.15.2031	440,000	237,130	49.0
(5)		Debentures	12.15.2030	118,000	105,001
(6)	Matrinchã Transmissora (b)	Financing BNDES	06.15.2029	691,440	221,140	49.0
(7)		Debentures (2nd)	06.15.2029	180,000	121,039
(8)		Debentures (3rd)	12.15.2038	135,000	163,044
(9)	IMTE Transmissora	Financing	02.12.2029	142,150	27,688	49.0
(10)	Mata de Santa Genebra	Debentures (2nd)	11.15.2030	210,000	1,702,206	50.1
(11)		Debentures (3rd)	11.15.2041	1,500,000
(12)	Paranaíba Transmissora	Financing	10.15.2030	606,241	331,031	24.5
(13)		Debentures	03.15.2028	120,000	56,406
(a) Gross debt balance, discounted from restricted cash that is already guaranteed by the companies themselves.
(b) The guarantees to be provided in the 3rd issue will only be presented after the maturity of the Debentures of the 2nd issue and the Financing with BNDES.
Operation guarantee: pledge of shares held by Copel Get in the ventures.